Strategy Shares

December 3, 2024 U.S. Securities and Exchange Commission Public Filing Desk 100 F Street, N.E. Washington, DC 20459

Re:	Strategy Shares (the “Registrant”);
File Nos. 333-170750 and 811-22497

Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, the undersigned certifies: (i) that the form of Prospectus and Statement of Additional Information that would have been filed under paragraph (c) of Rule 497 for Strategy Shares Day Hagan/Ned Davis Research Smart Sector ETF does not differ from those contained in the Registrant's Post-Effective Amendment No. 133, which was electronically filed with the Commission on November 26, 2024.

Very truly yours,

/s/ Jennifer A. Bailey

Jennifer A. Bailey

Secretary